Statements of Changes in Partners' Capital (Net Asset Value) (USD $)	Total	Series A	Series B	Series I	General Partner
Beginning Balance at Dec. 31, 2009	$ 31,400,714	$ 9,492,784	$ 9,610,394	$ 11,863,406	$ 434,130
Beginning Balance (in units) at Dec. 31, 2009		110,813.7773	104,085.6268	112,253.4442	4,011.5691
Subscriptions (in units)		57,843.6599	36,806.4851	96,214.7618	795.2081
Redemptions (in units)		(3,083.1221)	(14,090.2424)	(15,245.0597)
Transfers (in units)			(146.0340)	127.0080
Net income (loss)	6,081,344	1,679,404	1,642,755	2,683,503	75,682
Subscriptions	19,342,484	5,095,563	3,491,139	10,655,782	100,000
Redemptions	(3,272,646)	(272,301)	(1,333,219)	(1,667,126)
Transfers			(14,748)	14,748
Net Asset Value Per Unit		$ 96.61	$ 105.77	$ 121.80	$ 126.87
Ending Balance at Dec. 31, 2010	53,551,896	15,995,450	13,396,321	23,550,313	609,812
Ending Balance (in units) at Dec. 31, 2010		165,574.3151	126,655.8355	193,350.1543	4,806.7772
Subscriptions (in units)		27,928.9157	6,980.5264	14,383.8275
Redemptions (in units)		(2,579.3011)	(1,609.0403)	(3,876.3168)
Transfers (in units)		(968.3445)		765.2694
Net income (loss)	(148,619)	(95,990)	(32,085)	(22,781)	2,237
Subscriptions	5,160,965	2,678,276	736,625	1,746,064
Redemptions	(890,349)	(249,208)	(171,093)	(470,048)
Transfers		(94,423)		94,423
Net Asset Value Per Unit		$ 95.99	$ 105.51	$ 121.68	$ 127.33
Ending Balance at Mar. 31, 2011	57,673,893	18,234,105	13,929,768	24,897,971	612,049
Ending Balance (in units) at Mar. 31, 2011		189,955.5852	132,027.3216	204,622.9344	4,806.7772
Beginning Balance at Dec. 31, 2010	53,551,896	15,995,450	13,396,321	23,550,313	609,812
Beginning Balance (in units) at Dec. 31, 2010		165,574.3151	126,655.8355	193,350.1543	4,806.7772
Subscriptions (in units)		120,665.9516	26,568.8033	61,518.0207	1,677.3665
Redemptions (in units)		(15,753.6535)	(12,808.5003)	(18,198.6238)
Transfers (in units)		(968.3445)	441.8006	383.4251
Net income (loss)	(5,625,300)	(2,243,265)	(1,222,177)	(2,126,756)	(33,102)
Subscriptions	21,688,721	11,371,595	2,746,801	7,370,325	200,000
Redemptions	(4,951,999)	(1,501,212)	(1,280,101)	(2,170,686)
Transfers		(94,423)	44,039	50,384
Net Asset Value Per Unit		$ 87.30	$ 97.15	$ 112.52	$ 119.79
Ending Balance at Dec. 31, 2011	64,663,318	23,528,145	13,684,883	26,673,580	776,710
Ending Balance (in units) at Dec. 31, 2011		269,518.2687	140,857.9391	237,052.9763	6,484.1437
Subscriptions (in units)		19,632.3036	6,640.3804	13,186.8195
Redemptions (in units)		(11,109.7095)	(11,643.7995)	(10,059.4005)
Net income (loss)	(1,917,011)	(789,099)	(380,567)	(730,838)	(16,507)
Subscriptions	3,846,842	1,714,526	646,821	1,485,495
Redemptions	(3,208,511)	(958,574)	(1,124,074)	(1,125,863)
Net Asset Value Per Unit		$ 84.50	$ 94.42	$ 109.51	$ 117.24
Ending Balance at Mar. 31, 2012	$ 63,384,638	$ 23,494,998	$ 12,827,063	$ 26,302,374	$ 760,203
Ending Balance (in units) at Mar. 31, 2012		278,040.8628	135,854.5200	240,180.3953	6,484.1437